Document and Entity Information Document	Mar. 03, 2025
Entity Information [Line Items]
Document Type	8-K
Entity Registrant Name	LXP INDUSTRIAL TRUST
Entity Central Index Key	0000910108
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	1-12386
Entity Tax Identification Number	13-3717318
Entity Address, Address Line One	515 N Flagler Dr, Suite 408,
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	10119-4015
City Area Code	212
Local Phone Number	692-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Shares of beneficial interest, par value $0.0001 per share, classified as Common Stock
Trading Symbol	LXP
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series C Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.50% Series C Cumulative Convertible Preferred Stock, par value $0.0001 per share
Trading Symbol	LXPPRC
Security Exchange Name	NYSE